Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million
	June 30, 2024	December 31, 2023
Carrying amount	49,868	53,832
Fair value¹	45,803	50,866
[1]. Mainly determined from the prices quoted for these securities.